The Company and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company and Basis of Presentation
1. The Company and Basis of Presentation
Spyre Therapeutics, Inc., formerly Aeglea BioTherapeutics, Inc., (“Spyre” or the “Company”) is a preclinical stage biotechnology company focused on developing next generation therapeutics for patients living with inflammatory bowel disease. The Company was formed as a Limited Liability Company (“LLC”) in Delaware on December 16, 2013 under the name Aeglea BioTherapeutics Holdings, LLC and was converted from a Delaware LLC to a Delaware corporation on March 10, 2015. On November 27, 2023, the Company completed its corporate rebranding, changing the name of the Company to Spyre Therapeutics, Inc. The Company operates in one segment and has its principal offices in Waltham, Massachusetts.
On September 8, 2023, the Company effected a reverse stock split of its Common Stock at a ratio of
1-for-25
(the “Reverse Split”). Except as indicated otherwise, all share numbers related to the Company’s Common Stock disclosed in these financial statements have been adjusted on a post-Reverse Split basis.
On April 12, 2023, based on the review of the inconclusive interim results from the Company’s Phase 1/2 clinical trial of pegtarviliase for the treatment of Classical Homocystinuria and other business considerations, the Company announced that it had initiated a process to explore strategic alternatives to maximize stockholder value and engaged an independent exclusive financial advisor to support this process. As a result, in April 2023, the Company implemented a restructuring plan resulting in an approximate 83% reduction of the Company’s existing headcount.
On June 22, 2023, the Company acquired, in accordance with the terms of the Agreement and Plan of Merger (the “Acquisition Agreement”), the assets of Spyre Therapeutics, Inc.
(“Pre-Merger
Spyre”) as disclosed in Note 7 and 8, a privately held biotechnology company advancing a pipeline of antibody therapeutics with the potential to transform the treatment of inflammatory bowel disease through a research and development option agreement (“Paragon Agreement”) with Paragon Therapeutics (“Paragon”). The asset acquisition was accomplished through a two-step
reverse triangular merger whereby a wholly owned subsidiary of the Company merged with and into
Pre-Merger
Spyre, which existed at the time the Acquisition Agreement was entered into, became a wholly owned subsidiary of the Company in accordance with the terms of the Acquisition Agreement. Immediately following this merger,
Pre-Merger
Spyre merged with an into a second wholly subsidiary of the Company (“Merger Sub”) in accordance with the terms of the Acquisition Agreement and
Pre-Merger
Spyre ceased to exist. Subsequently, Aeglea BioTherapeutics, Inc. was renamed Spyre Therapeutics, Inc. and is a different entity than
Pre-Merger
Spyre, which ceased to exist upon merging with Merger Sub. The transaction was structured as a stock-for-stock
transaction pursuant to which all of
Pre-Merger
Spyre’s outstanding equity interests were exchanged based on a fixed exchange ratio of 0.5494488 to 1 for consideration from the Company of 517,809 shares of common stock and 364,887 shares of Series A non-voting
convertible preferred stock, par value of $0.0001 per share (“Series A Preferred Stock”) (convertible on a 40 to 1 basis), in addition to the assumption of outstanding and unexercised stock options to purchase 2,734 shares of common stock from the Amended and Restated Spyre 2023 Equity Incentive Plan (the “Asset Acquisition”). The common stock and Series A Preferred Stock related to the Asset Acquisition were issued to the
Pre-Merger
Spyre stockholders on July 7, 2023. For additional information, see Note 8.
In connection with the Asset Acquisition, on June 26, 2023, the Company completed a private placement of shares of Series A Preferred Stock (the “Series A PIPE”) to a group of investors (the “Series A Investors”). The Company sold an aggregate of 721,452 shares of Series A Preferred Stock (the “Series A PIPE Securities”) for an aggregate purchase price of approximately $210.0 million before deducting approximately $12.7 million of placement agent and other offering expenses. For additional information, see Note 11.

In connection with the Asset Acquisition, a
non-transferable
contingent value right (“CVR”) was distributed to stockholders of record of the Company as of the close of business on July 3, 2023 (the “Legacy Stockholders”), but was not distributed to the holders of shares of common stock or Series A Preferred Stock issued to the former stockholders of
Pre-Merger
Spyre or Investors in the Transactions. Holders of the CVRs will be entitled to receive cash payments from proceeds received by the Company for a
3-year
period related to the disposition or monetization of its legacy assets for a period of one-year
following the closing of the Asset Acquisition. For additional information, see Note 3.
On November 21, 2023, the Company’s stockholders approved the conversion of the Company’s Series A non-voting
convertible preferred stock to Common Stock. For additional information, see Note 11.
On December 11, 2023, the Company completed a private placement of shares of common stock and Series B non-voting
convertible preferred stock, par value of $0.0001 per share (“Series B Preferred Stock”) (convertible on a 40 to 1 basis) (collectively, the “December 2023 PIPE”) to a group of investors (the “December 2023 PIPE Investors”). The Company sold an aggregate of 6,000,000 shares of Common Stock and 150,000 shares of Series B Preferred Stock (the “December 2023 PIPE Securities”) for an aggregate purchase price of approximately $180.0 million before deducting approximately $10.9 million of placement agent and other offering expenses. For additional information, see Note 11.
Liquidity
The Company is a preclinical stage biotechnology company with a limited operating history, and due to its significant research and development expenditures, the Company has generated operating losses since its inception and has not generated any revenue from the commercial sale of any products. There can be no assurance that profitable operations will ever be achieved, and, if achieved, whether profitability can be sustained on a continuing basis.
Since its inception and through December 31, 2023, the Company has funded our operations by raising an aggregate of approximately $896.2 million of gross proceeds from the sale and issuance of convertible preferred stock and common stock, pre-funded
warrants, the collection of grant proceeds, and the licensing of its product rights for commercialization of pegzilarginase in Europe and certain countries in the Middle East. As of December 31, 2023, Spyre had an accumulated deficit of $764.4 million, and cash, cash equivalents, and marketable securities of $339.3 million.
Based on current operating plans, the Company has sufficient resources to fund operations for at least one year from the issuance date of these financial statements with existing cash, cash equivalents, and marketable securities. Spyre will need to secure additional financing in the future to fund additional research and development, and before a commercial drug can be produced, marketed and sold. If the Company is unable to obtain additional financing or generate license or product revenue, the lack of liquidity could have a material adverse effect on the Company.
Basis of Presentation
The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) as defined by the Financial Accounting Standards Board (“FASB”) and include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.